SUPPLEMENT DATED DECEMBER 19, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED DECEMBER 19, 2012

FOR ADVISOR CLASS SHARES AND

JULY 1, 2012 FOR ALL OTHER SHARE CLASSES

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated December 19, 2012 for Advisor Class shares and dated July 1, 2012 for all other share classes (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement were effective as of December 7, 2012. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (the “PL Portfolio Optimization Funds”):

For each PL Portfolio Optimization Fund, the Class A, B, C and R shares columns in the Annual fund operating expenses table and expense Examples (“Fee Tables”) were replaced with the information below. In addition, a footnote reference was included after “Annual fund operating expenses” in the table heading and the following related footnote was added to each Annual fund operating expenses table: “The expense information has been restated to reflect current fees.” No other information in the Fee Tables changed, including related footnotes.

PL Portfolio Optimization Conservative Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.28%	0.28%	0.28%	0.28%
Acquired Funds Fees and Expenses	0.70%	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	1.43%	2.18%	2.18%	1.68%
Expense Reimbursement	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.30%	2.05%	2.05%	1.55%

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$675	$708	$308	$158
3 years	$953	$1,056	$656	$504
5 years	$1,265	$1,345	$1,145	$888
10 years	$2,147	$2,302	$2,492	$1,965

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$675	$208	$208	$158
3 years	$953	$656	$656	$504
5 years	$1,265	$1,145	$1,145	$888
10 years	$2,147	$2,302	$2,492	$1,965

PL Portfolio Optimization Moderate-Conservative Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.28%	0.28%	0.28%	0.28%
Acquired Funds Fees and Expenses	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses	1.48%	2.23%	2.23%	1.73%
Expense Reimbursement	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.35%	2.10%	2.10%	1.60%

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$680	$713	$313	$163
3 years	$967	$1,072	$672	$519
5 years	$1,290	$1,371	$1,171	$914
10 years	$2,200	$2,354	$2,544	$2,019

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$680	$213	$213	$163
3 years	$967	$672	$672	$519
5 years	$1,290	$1,171	$1,171	$914
10 years	$2,200	$2,354	$2,544	$2,019

PL Portfolio Optimization Moderate Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.27%	0.27%	0.27%	0.27%
Acquired Funds Fees and Expenses	0.80%	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses	1.52%	2.27%	2.27%	1.77%
Expense Reimbursement	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.40%	2.15%	2.15%	1.65%

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$685	$718	$318	$168
3 years	$981	$1,086	$686	$533
5 years	$1,311	$1,393	$1,193	$936
10 years	$2,243	$2,397	$2,586	$2,063

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$685	$218	$218	$168
3 years	$981	$686	$686	$533
5 years	$1,311	$1,193	$1,193	$936
10 years	$2,243	$2,397	$2,586	$2,063

PL Portfolio Optimization Aggressive Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.29%	0.29%	0.29%	0.29%
Acquired Funds Fees and Expenses	0.87%	0.87%	0.87%	0.87%
Total Annual Fund Operating Expenses	1.61%	2.36%	2.36%	1.86%
Expense Reimbursement	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.47%	2.22%	2.22%	1.72%

PL Portfolio Optimization Moderate-Aggressive Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.27%	0.27%	0.27%	0.27%
Acquired Funds Fees and Expenses	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	1.56%	2.31%	2.31%	1.81%
Expense Reimbursement	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.44%	2.19%	2.19%	1.69%

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$689	$722	$322	$172
3 years	$993	$1,098	$698	$546
5 years	$1,331	$1,413	$1,213	$957
10 years	$2,285	$2,439	$2,627	$2,106

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$689	$222	$222	$172
3 years	$993	$698	$698	$546
5 years	$1,331	$1,213	$1,213	$957
10 years	$2,285	$2,439	$2,627	$2,106

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$691	$725	$325	$175
3 years	$1,004	$1,109	$709	$557
5 years	$1,352	$1,434	$1,234	$979
10 years	$2,333	$2,487	$2,674	$2,156

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$691	$225	$225	$175
3 years	$1,004	$709	$709	$557
5 years	$1,352	$1,234	$1,234	$979
10 years	$2,333	$2,487	$2,674	$2,156

The second sentence of the second paragraph of each PL Portfolio Optimization Fund’s Principal investment strategies subsection was replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following was added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph was replaced with the following:

The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.

The following was added to each PL Portfolio Optimization Fund’s Principal risks from holdings in Underlying Funds subsection:

•

Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund’s performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•

Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•

Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.

PL Portfolio Optimization Conservative Fund: Mid-Capitalization Companies Risk and Short Sale Risk were deleted from the Principal risks from holdings in Underlying Funds subsection.

PL Portfolio Optimization Moderate-Conservative Fund: Inflation-Indexed Debt Securities Risk and Short Sale Risk were deleted from the Principal risks from holdings in Underlying Funds subsection.

PL Portfolio Optimization Moderate Fund: Short Sale Risk was deleted from the Principal risks from holdings in Underlying Funds subsection and the following was added:

•

High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

PL Portfolio Optimization Aggressive Fund: The following was added to the Principal risks from holdings in Underlying Funds subsection:

•

U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Disclosure Changes to the Additional Information About Investments, Strategies and Risks section

PL Portfolio Optimization Funds – The second sentence of the second paragraph in the Investment strategies subsection was replaced with the following:

An asset allocation process is used to determine the fund’s target blend between two broad asset classes (equity and debt), as well as investment styles (e.g., value, growth and alternative or non-traditional investment strategies) within each broad asset class and the target allocations among the various Underlying Funds, in order to produce the desired risk/return profile.

In addition, the date in the sentence “As of July 1, 2012, the Underlying Funds in which the PL Portfolio Optimization Funds may currently invest are:” was replaced with “the date of commencement of operations for the PL Currency Strategies Fund, PL Global Absolute Return Fund, and PL Precious Metals Fund” and the following was added to the subsequent list of underlying funds:

•	PL Currency Strategies Fund
•	PL Global Absolute Return Fund
•	PL Precious Metals Fund

In addition, in the Risks subsection, the following was added to each PL Portfolio Optimization Fund’s Principal Risks:

•	Correlation Risk
•	Short Exposure Risk

PL Portfolio Optimization Conservative Fund – The following was moved from Principal Risks into Other (Non-Principal) Risks:

•	Mid-Capitalization Companies Risk
•	Short Sale Risk

In addition, the following was added to Other (Non-Principal) Risks:

•	Industry Concentration Risk

PL Portfolio Optimization Moderate-Conservative Fund – The following was moved from Principal Risks into Other (Non-Principal) Risks:

•	Inflation-Indexed Debt Securities Risk
•	Short Sale Risk

In addition, the following was added to Other (Non-Principal) Risks:

•	Industry Concentration Risk

PL Portfolio Optimization Moderate Fund – The following was moved from Principal Risks into Other (Non-Principal) Risks:

•	Short Sale Risk

In addition, the following was moved from Other (Non-Principal) Risks into Principal Risks:

•	High-Yield or “Junk” Securities Risk

PL Portfolio Optimization Aggressive Fund – The following was moved from Other (Non-Principal) Risks into Principal Risks:

•	U.S. Government Securities Risk

In addition, the following was added to Other (Non-Principal) Risks:

•	High-Yield or “Junk” Securities Risk

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund and PL Portfolio Optimization Moderate Fund – The following was moved from Other (Non-Principal) Risks into Principal Risks:

•	Regulatory Impact Risk

PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund – The following was added to Principal Risks:

•	Regulatory Impact Risk

PL Portfolio Optimization Funds (All) – The following was added to each PL Portfolio Optimization Fund’s Other (Non-Principal) Risks:

•	Precious Metals Risk
•	Government Regulation Risk

In addition, the following risk in each PL Portfolio Optimization Fund’s Other (Non-Principal) Risks was moved into each PL Portfolio Optimization Fund’s Principal Risks:

•	Non-Diversification Risk

Disclosure Changes to the Additional Risk Information subsection

The following was added:

•

Correlation Risk: While the performance of a fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such fund’s performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the fund.

•

Precious Metals Risk: Companies engaged in precious metals-related activities may be adversely affected by drops in the prices of the precious metals themselves, and the prices of precious metals can be volatile. Focusing investments in precious metals-related companies and investments makes the fund more susceptible to adverse economic, business, regulatory or other developments affecting precious metals-related companies and investments, and the impact may be disproportionate to the broader market Fluctuations in the price of precious metals may affect the profitability of companies in these industries, however, changes in the value of companies engaged in a precious metals-related business may not directly correlate with changes in the value of the related precious metal.

•

Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. For instance, with a non-deliverable forward foreign currency contract, at time of settlement, if the market price of the underlying currency is higher than the price at the time the fund entered into the contract (i.e., the predetermined price), the fund will be required to pay the difference between the current market price of the currency and the price of the currency at the time the fund entered into the contract. The higher the market price is above the price at which the fund entered into the contract, the larger the payment made by the fund will be at time of settlement. Because there is no limit on how high the market price may rise, such loss is theoretically unlimited. Short positions taken by use of derivatives may expose the portfolio to leverage risk.

In addition, Regulatory Impact Risk was replaced with the following:

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

Disclosure Changes to the Overview of the Share Classes section

The following was added as the last sentence of the first paragraph of this section:

Because the information in this section about sales charges and waivers and reductions of sales charges is disclosed in this prospectus and Pacific Life Funds’ Statement of Additional Information (SAI), and both this prospectus and the SAI are posted on the Pacific Life Funds’ website, this information is not separately provided on the website.

In addition, in the Sales Charges – Waivers and Reductions subsection under the “Waiver of the Class A Initial Sales Charges – Class A shares may be purchased without a front-end sales charge by the following individuals” caption, the following was added to the list:

•

Investors who purchase through a self-directed investment brokerage account offered by a financial intermediary that has a selling agreement with the Pacific Life Funds’ distributor and that does not accept or charge the Class A initial sales charge. (Note: Your financial intermediary may charge transaction fees or additional fees that are separate from fund fees and expenses.)

Disclosure Changes to the Other Fund Information section

The last two sentences of the first paragraph in the How Share Prices are Calculated subsection under the “Determination of Net Asset Value” caption were deleted. The following was added as the first sentence of the first paragraph under the “Investment Valuation” caption:

The value of each security or other investment is the amount which a fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business.

The following was added to the fourth paragraph in the How Share Prices are Calculated subsection under the “Determination of Net Asset Value” caption:

Certain funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends or days when the funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem fund shares.

Also under the “Investment Valuation” caption, the following is added as the first bulleted paragraph:

•

Domestic Equity Investments. For domestic equity investments (including exchange traded futures and options), Pacific Life Funds normally uses the last reported sale price received shortly after the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

and the second bulleted paragraph was deleted and replaced with the following:

•

Over the Counter (OTC) Investments. OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued using alternative valuation methodologies approved by the Board. Forward foreign currency contracts are generally valued using broker-dealer quotations, actual trading information, and foreign currency exchange rates gathered from leading market makers.